Disposals - Vodafone Spain (Details) - EUR (€) € in Millions	May 31, 2024	Sep. 30, 2024	Mar. 31, 2024 [1]	Sep. 30, 2023
Disposals
Other investments		€ (6,062)	€ (5,092)
Inventory		(691)	(568)
Cash and cash equivalents		(7,008)	(6,183)	€ (7,148)
Borrowings		€ 47,232	€ 49,259
Vodafone Spain
Disposals
Cash flows from losing control of subsidiaries or other businesses including remuneration for future services to be provided	€ 4,069
Non-cash consideration	900
Cash received in connection to sale of subsidiary that relates to remuneration for future provision of services	400
Other intangible assets	(996)
Property, plant and equipment	(5,058)
Other investments	(3)
Inventory	(40)
Trade and other receivables	(1,033)
Cash and cash equivalents	(91)
Current and deferred taxation	2
Borrowings	1,205
Trade and other payables	1,143
Provisions	181
Net assets disposed	(4,690)
Cash proceeds	3,669
Non-cash consideration (Zegona shares)	807
Other effects	89
Net loss on disposal	€ (125)

[1]	On 1 April 2024, the Group adopted amendments to IAS 1 ‘Presentation of Financial Statements’ which has impacted the classification of certain bonds between Current borrowings and Non-current borrowings. See note 1 ‘Basis of preparation’ for more information.